RELATED PARTY TRANSACTIONS AND BALANCES - Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Management salaries and consulting fees	$ 687,877	$ 694,074	$ 544,352
Share-based compensation	255,921	993,611	472,236
Directors' fees	75,329	73,647	72,863
Total compensation	$ 1,019,127	$ 1,761,332	$ 1,089,451